UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.5%
Bangladesh - 5.0%
Beximco Pharmaceuticals Ltd.	520,837	584,343
BRAC Bank Ltd.(a)	897,748	763,722
City Bank Ltd. (The)	1,201,721	482,440
Square Pharmaceuticals, Ltd.	388,894	1,361,907
Total Bangladesh		3,192,412
Chile - 2.2%
Banco Santander Chile	4,665,762	367,430
Cencosud SA	100,585	248,773
Enel Americas SA	2,076,004	365,715
S.A.C.I. Falabella	47,194	434,488
Total Chile		1,416,406
Colombia - 0.6%
Ecopetrol SA	356,942	367,638
Czech Republic - 0.4%
CEZ AS	11,892	281,266
Hungary - 1.0%
OTP Bank Nyrt.	17,190	622,610
Indonesia - 7.7%
PT Astra International Tbk	1,523,537	701,699
PT Bank Central Asia Tbk	726,572	1,088,844
PT Bank Mandiri Persero Tbk	1,394,000	666,357
PT Bank Negara Indonesia Persero Tbk	557,016	274,038
PT Bank Rakyat Indonesia Persero Tbk	3,983,884	789,548
PT Hanjaya Mandala Sampoerna Tbk	658,066	164,402
PT Telekomunikasi Indonesia Persero Tbk	3,562,516	932,270
PT Unilever Indonesia Tbk	86,333	277,736
Total Indonesia		4,894,894
Kenya - 2.1%
Safaricom PLC	4,704,291	1,373,346
Malaysia - 8.8%
Axiata Group Bhd	334,513	314,680
CIMB Group Holdings Bhd	496,706	670,144
DiGi.Com Bhd	275,825	283,370
IHH Healthcare Bhd	210,306	317,581
Malayan Banking Bhd	344,113	766,683
Maxis Bhd	206,345	278,907
Petronas Chemicals Group Bhd	212,999	443,451
Public Bank Bhd	232,024	1,341,770
Sime Darby Bhd	265,571	161,072
Tenaga Nasional Bhd	297,796	1,079,275
Total Malaysia		5,656,933
Mexico - 13.0%
America Movil SAB de CV Series L	2,065,717	1,741,421
Arca Continental SAB de CV	29,279	182,117
Cemex SAB de CV Series CPO(a)	1,136,364	755,042
Fomento Economico Mexicano SAB de CV Series UBD	158,230	1,408,358
Grupo Bimbo SAB de CV Series A	180,270	354,840
Grupo Financiero Banorte SAB de CV Class O	209,231	1,246,184
Grupo Mexico SAB de CV Series B	269,913	774,348
Grupo Televisa SAB Series CPO	165,616	635,139
Industrias Penoles SAB de CV	9,350	169,364
Wal-Mart de Mexico SAB de CV	388,432	1,034,725
Total Mexico		8,301,538
Morocco - 4.0%
Attijariwafa Bank	25,665	1,271,569
Maroc Telecom	87,042	1,270,807
Total Morocco		2,542,376

Issuer	Shares	Value ($)

Common Stocks (continued)
Nigeria - 4.1%
Guaranty Trust Bank PLC	11,801,343	1,322,142
Zenith Bank PLC	18,476,850	1,277,791
Total Nigeria		2,599,933
Philippines - 2.8%
Ayala Land, Inc.	522,077	370,763
BDO Unibank, Inc.	147,387	346,598
SM Investments Corp.	36,351	596,002
SM Prime Holdings, Inc.	680,160	458,177
Total Philippines		1,771,540
Poland - 3.4%
Bank Polska Kasa Opieki SA(a)	11,800	356,148
Polski Koncern Naftowy Orlen SA	23,384	525,023
Polskie Gornictwo Naftowe i Gazownictwo SA	130,763	199,430
Powszechna Kasa Oszczednosci Bank Polski SA(a)	64,212	634,411
Powszechny Zaklad Ubezpieczen SA	42,216	439,530
Total Poland		2,154,542
Qatar - 2.9%
Industries Qatar QSC	15,078	443,105
Qatar National Bank QPSC	33,492	1,398,183
Total Qatar		1,841,288
Romania - 2.1%
Banca Transilvania SA	2,203,137	1,323,735
South Africa - 14.0%
Aspen Pharmacare Holdings, Ltd.	22,905	431,521
Barclays Africa Group, Ltd.(a)	43,542	508,256
FirstRand, Ltd.	195,699	912,227
MTN Group, Ltd.	110,768	872,001
Naspers, Ltd. N Shares	8,315	2,114,201
Remgro, Ltd.	31,680	472,186
Sanlam, Ltd.	107,089	547,467
Sasol, Ltd.	33,714	1,236,912
Shoprite Holdings, Ltd.	27,373	440,584
Standard Bank Group, Ltd.	78,586	1,100,104
Steinhoff International Holdings NV(a)	159,351	14,998
Vodacom Group, Ltd.	36,633	328,184
Total South Africa		8,978,641
Sri Lanka - 2.0%
John Keells Holdings PLC	1,349,336	1,257,278
Thailand - 10.7%
Advanced Info Service PCL NVDR	86,171	481,184
Airports of Thailand PCL NVDR	332,928	633,096
Bangkok Bank PCL NVDR	38,175	225,271
Bangkok Dusit Medical Services PCL NVDR	672,607	507,551
CP ALL PCL NVDR	404,445	897,275
Kasikornbank PCL NVDR	93,203	545,771
PTT Exploration & Production PCL NVDR	107,989	457,967
PTT PCL NVDR	1,108,530	1,606,080
Siam Cement PCL (The) NVDR	65,388	817,103
Siam Commercial Bank PCL NVDR	185,300	662,785
Total Thailand		6,834,083
Turkey - 1.4%
Akbank TAS	153,883	252,598
KOC Holding AS	64,164	199,164
Turkiye Garanti Bankasi AS	157,237	287,620
Turkiye Is Bankasi AS Class C	105,840	131,688
Total Turkey		871,070

Issuer	Shares	Value ($)

Common Stocks (continued)
United Arab Emirates - 5.2%
Emaar Properties PJSC	264,639	354,471
Emirates Telecommunications Group Co. PJSC	131,204	576,874
First Abu Dhabi Bank PJSC	734,216	2,428,630
Total United Arab Emirates		3,359,975
Vietnam - 6.1%
Hoa Phat Group JSC(a)	734,206	1,228,021
No Va Land Investment Group Corp.(a)	486,624	1,080,986
Thanh Thanh Cong - Bien Hoa JSC(a)	426,400	287,876
Vietnam Dairy Products JSC	177,720	1,315,957
Total Vietnam		3,912,840
Total Common Stocks (Cost: $65,464,322)		63,554,344

Money Market Fund - 0.3%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(b)
(Cost: $217,064)	217,064	217,064
Total Investments in Securities (Cost: $65,681,386)		63,771,408(c)
Other Assets & Liabilities, Net		151,408
Net Assets		63,922,816

Notes to Portfolio of Investments

(a)                           Non-income producing security.

(b)                           The rate shown is the seven-day current annualized yield at June 30, 2018.

(c)                           Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR           Non-Voting Depositary Receipts

PJSC              Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)

Investments in Securities
Common Stocks
Bangladesh	3,192,412	—	—	3,192,412
Chile	1,416,406	—	—	1,416,406
Colombia	367,638	—	—	367,638
Czech Republic	281,266	—	—	281,266
Hungary	622,610	—	—	622,610
Indonesia	4,894,894	—	—	4,894,894
Kenya	1,373,346	—	—	1,373,346
Malaysia	5,656,933	—	—	5,656,933
Mexico	8,301,538	—	—	8,301,538
Morocco	2,542,376	—	—	2,542,376
Nigeria	2,599,933	—	—	2,599,933
Philippines	1,771,540	—	—	1,771,540
Poland	2,154,542	—	—	2,154,542
Qatar	1,841,288	—	—	1,841,288
Romania	1,323,735	—	—	1,323,735
South Africa	8,978,641	—	—	8,978,641
Sri Lanka	1,257,278	—	—	1,257,278
Thailand	6,834,083	—	—	6,834,083
Turkey	871,070	—	—	871,070
United Arab Emirates	3,359,975	—	—	3,359,975
Vietnam	3,912,840	—	—	3,912,840
Total Common Stocks	63,554,344	—	—	63,554,344
Money Market Fund	217,064	—	—	217,064
Total Investments in Securities	63,771,408	—	—	63,771,408

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 92.8%
Brazil - 5.1%
Ambev SA	16,795	78,488
B3 SA - Brasil Bolsa Balcao	8,134	43,235
Banco do Brasil SA	3,447	25,668
BRF SA(a)	3,697	17,296
Kroton Educacional SA	8,894	21,545
Ultrapar Participacoes SA	1,610	19,228
Vale SA	18,769	241,918
Total Brazil		447,378
Chile - 1.2%
Cia Cervecerias Unidas SA	3,456	43,401
Empresas COPEC SA	4,163	64,250
Total Chile		107,651
India - 8.5%
ICICI Bank, Ltd. ADR(a)	30,293	243,253
Infosys, Ltd. ADR	18,080	351,294
Tata Motors, Ltd. ADR(a)	7,896	154,367
Total India		748,914
Indonesia - 3.3%
PT Astra International Tbk	94,956	43,734
PT Bank Central Asia Tbk	84,396	126,476
PT Bank Mandiri Persero Tbk	144,682	69,161
PT Telekomunikasi Indonesia Persero Tbk	208,129	54,465
Total Indonesia		293,836
Malaysia - 4.7%
Dialog Group BHD	210,100	160,715
IHH Healthcare Bhd	66,700	100,723
Petronas Dagangan Bhd	11,500	70,603
Tenaga Nasional Bhd	23,400	84,806
Total Malaysia		416,847
Mexico - 4.6%
Cemex SAB de CV Series CPO(a)	81,765	54,328
Coca-Cola Femsa SAB de CV Series L	11,499	65,791
Grupo Bimbo SAB de CV Series A	24,276	47,785
Grupo Mexico SAB de CV Series B	28,804	82,635
Grupo Televisa SAB Series CPO	14,926	57,241
Wal-Mart de Mexico SAB de CV	34,910	92,995
Total Mexico		400,775
Philippines - 2.4%
Aboitiz Power Corp.	62,300	40,566
JG Summit Holdings, Inc.	27,370	25,643
Jollibee Foods Corp.	7,760	38,242
Manila Electric Co.	4,710	31,384
Puregold Price Club, Inc.	38,000	33,181
SM Investments Corp.	2,370	38,858
Total Philippines		207,874
Poland - 2.4%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	11,495	113,570
Powszechny Zaklad Ubezpieczen SA	9,088	94,619
Total Poland		208,189
Russia - 4.8%
Gazprom PJSC ADR	16,873	74,258
LUKOIL PJSC ADR	2,897	198,097
Sberbank of Russia PJSC ADR	10,236	147,757
Total Russia		420,112

Issuer	Shares	Value ($)

Common Stocks (continued)
South Africa - 9.4%
AngloGold Ashanti, Ltd.	4,027	32,942
Aspen Pharmacare Holdings, Ltd.	2,132	40,166
Bid Corp., Ltd.	5,325	106,960
Bidvest Group, Ltd. (The)	5,472	78,653
FirstRand, Ltd.	8,220	38,316
MTN Group, Ltd.	6,479	51,005
Naspers, Ltd. N Shares	909	231,126
Remgro, Ltd.	2,066	30,793
Sanlam, Ltd.	10,355	52,938
Sasol, Ltd.	2,639	96,821
Standard Bank Group, Ltd.	4,458	62,406
Total South Africa		822,126
South Korea - 19.0%
Celltrion, Inc.(a)	705	191,985
Hana Financial Group, Inc.	1,191	45,791
Hyundai Motor Co.	905	101,909
KB Financial Group, Inc.	3,065	145,206
Kia Motors Corp.	2,044	56,579
Korea Electric Power Corp.	1,654	47,490
KT&G Corp.	646	62,021
POSCO	394	116,309
Samsung C&T Corp.	337	35,227
Samsung Electronics Co., Ltd.	13,500	565,074
Shinhan Financial Group Co., Ltd.	2,947	114,495
SK Hynix, Inc.	2,470	189,932
Total South Korea		1,672,018
Taiwan - 20.2%
ASE Technology Holding Co., Ltd.	15,124	35,518
Chang Hwa Commercial Bank, Ltd.	71,000	41,219
China Steel Corp.	87,904	68,331
Chipbond Technology Corp.	25,000	51,905
Chunghwa Telecom Co., Ltd.	24,465	88,268
CTBC Financial Holding Co., Ltd.	70,546	50,789
Eva Airways Corp.	67,000	32,414
Far Eastern New Century Corp.	71,765	68,026
Far EasTone Telecommunications Co., Ltd.	28,248	73,009
Formosa Chemicals & Fibre Corp.	11,882	47,351
Formosa Petrochemical Corp.(a)	12,000	48,215
Formosa Plastics Corp.	27,233	100,487
Formosa Taffeta Co., Ltd.	37,000	40,473
Hon Hai Precision Industry Co., Ltd.	45,985	125,488
Makalot Industrial Co., Ltd.	5,000	22,467
MediaTek, Inc.	6,409	63,063
Nan Ya Plastics Corp.	38,576	110,331
President Chain Store Corp.	10,375	117,571
Standard Foods Corp.	23,536	47,630
Taiwan Business Bank	125,000	38,580
Taiwan Mobile Co., Ltd.	13,986	50,690
Taiwan Semiconductor Manufacturing Co., Ltd.	57,459	408,019
Uni-President Enterprises Corp.	18,833	47,811
Total Taiwan		1,777,655

Issuer	Shares	Value ($)

Common Stocks (continued)
Thailand - 5.9%
Airports of Thailand PCL NVDR	48,200	91,657
BTS Group Holdings PCL NVDR	506,655	134,578
CP ALL PCL NVDR	19,700	43,705
Home Product Center PCL NVDR	110,500	44,694
Ratchaburi Electricity Generating Holding PCL	26,700	41,303
Siam Cement PCL (The)	3,300	41,237
Siam Commercial Bank PCL (The)	15,800	56,514
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	63,400	33,872
Thai Union Group PCL NVDR	55,796	26,610
Total Thailand		514,170
Turkey - 1.3%
Haci Omer Sabanci Holding AS	15,682	30,226
Turkiye Garanti Bankasi AS	26,183	47,895
Turkiye Is Bankasi AS Class C	31,575	39,286
Total Turkey		117,407
Total Common Stocks
(Cost: $7,175,861)		8,154,952

Preferred Stocks - 6.2%

Brazil - 6.2%
Banco Bradesco SA Preference Shares	7,221	50,487
Itau Unibanco Holding SA Preference Shares	16,852	176,693
Itausa - Investimentos Itau SA Preference Shares	36,106	86,150
Petroleo Brasileiro SA Preference Shares	40,792	182,257
Telefonica Brasil SA Preference Shares	3,634	43,203
Total Brazil		538,790
Total Preferred Stocks (Cost: $440,005)		538,790

Money Market Fund - 0.7%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(b)
(Cost: $62,045)	62,045	62,045
Total Investments in Securities
(Cost: $7,677,911)		8,755,787(c)
Other Assets & Liabilities, Net		28,837
Net Assets		8,784,624

Notes to Portfolio of Investments

(a)                           Non-income producing security.

(b)                           The rate shown is the seven-day current annualized yield at June 30, 2018.

(c)                           Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                  American Depositary Receipts

NVDR           Non-Voting Depositary Receipts

PJSC              Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data  obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	447,378	—	—	447,378
Chile	107,651	—	—	107,651
India	748,914	—	—	748,914
Indonesia	293,836	—	—	293,836
Malaysia	416,847	—	—	416,847
Mexico	400,775	—	—	400,775
Philippines	207,874	—	—	207,874
Poland	208,189	—	—	208,189
Russia	420,112	—	—	420,112
South Africa	822,126	—	—	822,126
South Korea	1,672,018	—	—	1,672,018
Taiwan	1,777,655	—	—	1,777,655
Thailand	514,170	—	—	514,170
Turkey	117,407	—	—	117,407
Total Common Stocks	8,154,952	—	—	8,154,952
Preferred Stocks
Brazil	538,790	—	—	538,790
Total Preferred Stocks	538,790	—	—	538,790
Money Market Fund	62,045	—	—	62,045
Total Investments in Securities	8,755,787	—	—	8,755,787

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 97.2%
Brazil - 5.9%
Ambev SA	38,878	181,688
CCR SA	71,744	188,712
Ultrapar Participacoes SA	15,372	183,590
Total Brazil		553,990
China - 11.4%
AAC Technologies Holdings, Inc.	12,701	178,888
China Merchants Bank Co., Ltd. Class H(a)	49,334	182,044
China Overseas Land & Investment, Ltd.	54,778	180,488
China Resources Land, Ltd.	53,387	179,988
Country Garden Holdings Co., Ltd.	93,617	164,671
Ping An Insurance Group Co. of China, Ltd. Class H	19,442	178,921
Total China		1,065,000
Hong Kong - 4.1%
Hong Kong & China Gas Co., Ltd.	98,447	188,475
Link REIT	21,012	191,896
Total Hong Kong		380,371
India - 11.7%
Bharat Petroleum Corp., Ltd.	29,828	162,516
Bharti Infratel, Ltd.	44,465	195,051
Indian Oil Corp., Ltd.	74,806	170,324
Infosys, Ltd.	10,191	194,434
NTPC, Ltd.	80,845	188,381
Power Grid Corp. of India, Ltd.	64,324	175,421
Total India		1,086,127
Indonesia - 8.0%
PT Astra International Tbk	399,889	184,178
PT Bank Rakyat Indonesia Persero Tbk	885,660	175,525
PT Telekomunikasi Indonesia Persero Tbk	737,225	192,924
PT Unilever Indonesia Tbk	59,712	192,095
Total Indonesia		744,722
Malaysia - 8.1%
Maxis Bhd	136,458	184,444
Petronas Chemicals Group Bhd	89,290	185,897
Public Bank Bhd	32,779	189,557
Tenaga Nasional Bhd	54,331	196,907
Total Malaysia		756,805
Poland - 2.0%
Polski Koncern Naftowy Orlen SA	8,408	188,778
Qatar - 2.0%
Qatar National Bank QPSC	4,490	187,443
South Africa - 7.9%
FirstRand, Ltd.	41,153	191,830
Sanlam, Ltd.	34,581	176,787
Standard Bank Group, Ltd.	13,282	185,931
Vodacom Group, Ltd.	19,924	178,493
Total South Africa		733,041
South Korea - 6.0%
Kia Motors Corp.	6,632	183,578
KT&G Corp.	1,996	191,630
S-Oil Corp.	1,887	185,398
Total South Korea		560,606

Issuer	Shares	Value ($)

Common Stocks (continued)
Taiwan - 14.1%
Ase Industrial Holding Co., Ltd.	78,137	183,499
Formosa Chemicals & Fibre Corp.	48,336	192,624
Formosa Plastics Corp.	51,867	191,385
Hon Hai Precision Industry Co., Ltd.	69,010	188,321
Nan Ya Plastics Corp.	67,133	192,007
Taiwan Semiconductor Manufacturing Co., Ltd.	24,965	177,277
Uni-President Enterprises Corp.	74,048	187,983
Total Taiwan		1,313,096
Thailand - 7.9%
Kasikornbank PCL	31,975	187,237
PTT PCL	128,610	186,335
Siam Cement PCL (The) NVDR	15,244	190,492
Siam Commercial Bank PCL (The)	48,015	171,741
Total Thailand		735,805
United Arab Emirates - 6.0%
DP World, Ltd.	8,342	191,866
Emaar Properties PJSC	132,409	177,355
Emirates Telecommunications Group Co. PJSC	42,899	188,617
Total United Arab Emirates		557,838
United Kingdom - 2.1%
Mondi, Ltd.	7,050	191,133

Total Common Stocks
(Cost: $9,362,498)		9,054,755

Preferred Stock - 2.0%

Chile - 2.0%
Sociedad Quimica y Minera de Chile SA Class B
(Cost: $203,409)	3,794	183,201

Money Market Fund - 0.3%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(b)
(Cost: $29,138)	29,138	29,138

Total Investments in Securities
(Cost: $9,595,045)		9,267,094(c)
Other Assets & Liabilities, Net		43,767
Net Assets		9,310,861

Notes to Portfolio of Investments

(a)                           Non-income producing security.

(b)                           The rate shown is the seven-day current annualized yield at June 30, 2018.

(c)                           Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR    Non-Voting Depositary Receipts

PJSC     Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	553,990	—	—	553,990
China	1,065,000	—	—	1,065,000
Hong Kong	380,371	—	—	380,371
India	1,086,127	—	—	1,086,127
Indonesia	744,722	—	—	744,722
Malaysia	756,805	—	—	756,805
Poland	188,778	—	—	188,778
Qatar	187,443	—	—	187,443
South Africa	733,041	—	—	733,041
South Korea	560,606	—	—	560,606
Taiwan	1,313,096	—	—	1,313,096
Thailand	735,805	—	—	735,805
United Arab Emirates	557,838	—	—	557,838
United Kingdom	191,133	—	—	191,133
Total Common Stocks	9,054,755	—	—	9,054,755
Preferred Stocks
Chile	183,201	—	—	183,201
Total Preferred Stocks	183,201	—	—	183,201
Money Market Fund	29,138	—	—	29,138
Total Investments in Securities	9,267,094	—	—	9,267,094

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.4%

Brazil - 10.3%

Ambev SA ADR	5,821,290	26,952,572
BRF SA ADR(a)	2,071,560	9,694,901
Kroton Educacional SA	4,869,018	11,794,783
Lojas Renner SA	2,000,212	15,269,072
Total Brazil		63,711,328

Chile - 3.3%

S.A.C.I. Falabella	2,217,932	20,419,235

China - 28.8%

China Mengniu Dairy Co., Ltd.(a)	5,483,617	18,592,205
Ctrip.com International, Ltd. ADR(a)	585,153	27,870,837
Geely Automobile Holdings, Ltd.	8,222,850	21,328,923
Hengan International Group Co., Ltd.	1,738,979	16,734,912
JD.com, Inc. ADR(a)	860,099	33,500,856
New Oriental Education & Technology Group, Inc. ADR	224,177	21,220,595
Want Want China Holdings, Ltd.	16,224,086	14,434,369
Yum China Holdings, Inc.	609,759	23,451,331
Total China		177,134,028

India - 14.7%

Hindustan Unilever, Ltd.	1,096,213	26,257,753
ITC, Ltd.	5,403,412	20,993,772
Maruti Suzuki India, Ltd.	190,254	24,507,126
Tata Motors, Ltd. ADR(a)	960,615	18,780,023
Total India		90,538,674

Indonesia - 3.0%

PT Astra International Tbk	40,439,640	18,625,375

Malaysia - 2.2%

Genting Bhd	6,398,994	13,322,327

Mexico - 11.9%

Fomento Economico Mexicano SAB de CV Series UBD	3,239,375	28,832,716
Grupo Televisa SAB Series CPO	5,172,996	19,838,492
Wal-Mart de Mexico SAB de CV	9,175,179	24,441,315
Total Mexico		73,112,523

Philippines - 2.9%

SM Investments Corp.	1,073,939	17,608,031

Russia - 2.4%

Magnit PJSC GDR	825,326	14,855,868

South Africa - 14.7%

Naspers, Ltd. N Shares	241,311	61,356,595
Shoprite Holdings, Ltd.	1,022,296	16,454,444
Tiger Brands, Ltd.	540,262	13,062,860
Total South Africa		90,873,899

Thailand - 5.2%

CP ALL PCL	8,437,805	18,719,549
Thai Beverage PCL	24,914,944	13,156,406
Total Thailand		31,875,955
Total Common Stocks (Cost: $605,015,955)		612,077,243

Money Market Fund - 0.4%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(b)
(Cost: $2,362,735)	2,362,735	2,362,735

Total Investments in Securities (Cost: $607,378,690)		614,439,978(c)
Other Assets & Liabilities, Net		1,428,192
Net Assets		615,868,170

Notes to Consolidated Portfolio of Investments

(a)         Non-income producing security.

(b)         The rate shown is the seven-day current annualized yield at June 30, 2018.

(c)         Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR      American Depositary Receipts

GDR      Global Depositary Receipts

PJSC     Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	63,711,328	—	—	63,711,328
Chile	20,419,235	—	—	20,419,235
China	177,134,028	—	—	177,134,028
India	90,538,674	—	—	90,538,674
Indonesia	18,625,375	—	—	18,625,375
Malaysia	13,322,327	—	—	13,322,327
Mexico	73,112,523	—	—	73,112,523
Philippines	17,608,031	—	—	17,608,031
Russia	14,855,868	—	—	14,855,868
South Africa	90,873,899	—	—	90,873,899
Thailand	31,875,955	—	—	31,875,955
Total Common Stocks	612,077,243	—	—	612,077,243
Money Market Fund	2,362,735	—	—	2,362,735
Total Investments in Securities	614,439,978	—	—	614,439,978

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.8%

Consumer Discretionary - 51.1%
Bajaj Auto, Ltd.	154,637	6,342,792
Balkrishna Industries, Ltd.	134,907	2,050,728
Bharat Forge, Ltd.	431,089	3,855,042
Bosch, Ltd.	16,031	4,096,943
Future Retail, Ltd.(a)	242,332	2,032,844
Hero MotoCorp, Ltd.	126,660	6,421,273
Mahindra & Mahindra, Ltd.	623,268	8,166,207
Maruti Suzuki India, Ltd.	52,436	6,754,421
Motherson Sumi Systems, Ltd.	1,392,326	5,785,524
MRF, Ltd.	4,449	4,868,442
Page Industries, Ltd.	6,510	2,642,790
Rajesh Exports, Ltd.	96,718	849,097
Sun TV Network, Ltd.	107,185	1,223,832
Tata Motors, Ltd.(a)	1,329,622	5,226,114
Titan Co., Ltd.	555,146	7,118,087
Zee Entertainment Enterprises, Ltd.	799,247	6,345,332
Total		73,779,468
Consumer Staples - 48.7%
Avenue Supermarts, Ltd.(a)(b)	173,265	3,756,372
Britannia Industries, Ltd.	93,857	8,512,062
Colgate-Palmolive India, Ltd.	237,185	4,101,710
Dabur India, Ltd.	1,002,930	5,730,088
Emami, Ltd.	223,384	1,725,223
GlaxoSmithKline Consumer Healthcare, Ltd.	20,615	1,957,184
Godrej Consumer Products, Ltd.	411,179	7,355,792
Hindustan Unilever, Ltd.	349,325	8,367,434
ITC, Ltd.	1,751,472	6,804,960
Marico, Ltd.	861,026	4,167,836
Nestle India, Ltd.	59,385	8,502,850
Procter & Gamble Hygiene & Health Care, Ltd.	16,962	2,457,033
United Breweries, Ltd.	117,384	1,972,647
United Spirits, Ltd.(a)	491,595	4,771,015
Total		70,182,206
Total Common Stocks
(Cost: $109,334,121)		143,961,674

Money Market Fund - 0.1%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(c)
(Cost: $213,528)	213,528	213,528
Total Investments in Securities
(Cost: $109,547,649)		144,175,202(d)
Other Assets & Liabilities, Net		84,912
Net Assets		144,260,114

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of this security amounted to $3,756,372, which represents 2.60% of net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	73,779,468	—	—	73,779,468
Consumer Staples	70,182,206	—	—	70,182,206
Total Common Stocks	143,961,674	—	—	143,961,674
Money Market Fund	213,528	—	—	213,528
Total Investments in Securities	144,175,202	—	—	144,175,202

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.6%
Energy - 3.6%
Petronet LNG, Ltd.	413,074	1,321,547
Industrials - 37.2%
Adani Ports and Special Economic Zone, Ltd.	340,132	1,852,445
Amara Raja Batteries, Ltd.	43,535	461,402
Ashok Leyland, Ltd.	1,092,897	2,006,662
Bharat Heavy Electricals, Ltd.	771,805	808,246
Container Corp. of India, Ltd.	123,458	1,175,297
Cummins India, Ltd.	77,295	730,644
Eicher Motors, Ltd.	4,015	1,675,409
Havells India, Ltd.(a)	117,114	928,759
Larsen & Toubro, Ltd.	111,688	2,078,572
NBCC India, Ltd.	248,640	271,992
Siemens, Ltd.	49,444	707,472
Voltas, Ltd.	128,233	980,347
Total		13,677,247
Materials - 26.4%
Ambuja Cements, Ltd.	416,842	1,262,116
JSW Steel, Ltd.(a)	498,421	2,377,348
Shree Cement, Ltd.	4,524	1,027,033
Tata Steel, Ltd.	231,707	1,920,042
UltraTech Cement, Ltd.	31,729	1,768,377
Vedanta, Ltd.	397,798	1,371,377
Total		9,726,293
Real Estate - 1.9%
DLF, Ltd.	255,007	702,698
Telecommunication Services - 11.4%
Bharti Airtel, Ltd.	324,735	1,810,297
Bharti Infratel, Ltd.	315,750	1,385,079
Idea Cellular, Ltd.(a)	777,095	673,146
Tata Communications, Ltd.(a)	36,266	313,751
Total		4,182,273
Utilities - 19.1%
CESC, Ltd.	68,307	909,281
GAIL India, Ltd.	460,210	2,285,433
Indraprastha Gas, Ltd.	199,171	739,242
NTPC, Ltd.	781,242	1,820,409
Reliance Power, Ltd.(a)	384,885	179,761
Tata Power Co., Ltd. (The)	1,030,946	1,102,194
Total		7,036,320
Total Common Stocks (Cost: $30,538,119)		36,646,378

Money Market Fund - 0.1%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(b)
(Cost: $43,580)	43,580	43,580
Total Investments in Securities (Cost: $30,581,699)		36,689,958(c)
Other Assets & Liabilities, Net		104,773
Net Assets		36,794,731

Notes to Consolidated Portfolio of Investments

(a)                           Non-income producing security.

(b)                           The rate shown is the seven-day current annualized yield at June 30, 2018.

(c)                           Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Energy	1,321,547	—	—	1,321,547
Industrials	13,677,247	—	—	13,677,247
Materials	9,726,293	—	—	9,726,293
Real Estate	702,698	—	—	702,698
Telecommunication Services	4,182,273	—	—	4,182,273
Utilities	7,036,320	—	—	7,036,320
Total Common Stocks	36,646,378	—	—	36,646,378
Money Market Fund	43,580	—	—	43,580
Total Investments in Securities	36,689,958	—	—	36,689,958

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

June 30, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.9%
Consumer Discretionary - 8.5%
Eros International Media, Ltd.(a)	99,789	171,789
Indo Count Industries, Ltd.	122,495	110,579
Jamna Auto Industries, Ltd.	261,245	326,389
JK Tyre & Industries, Ltd.	156,241	277,865
Kesoram Industries, Ltd.(a)	183,010	219,030
Shankara Building Products, Ltd.	17,681	399,516
Sintex Industries, Ltd.	785,182	169,608
Trident, Ltd.	164,926	135,643
Total		1,810,419
Consumer Staples - 7.1%
Balrampur Chini Mills, Ltd.	243,956	229,126
Dwarikesh Sugar Industries, Ltd.	289,607	69,533
Kaveri Seed Co., Ltd.	47,685	388,043
Kwality, Ltd.	106,766	35,685
LT Foods, Ltd.	228,502	200,604
Parag Milk Foods, Ltd.(b)	67,745	309,828
Venky’s India, Ltd.	8,503	291,254
Total		1,524,073
Energy - 1.3%
Aban Offshore, Ltd.(a)	53,525	87,730
Hindustan Oil Exploration Co., Ltd.(a)	102,604	195,130
Total		282,860
Financials - 19.9%
Andhra Bank(a)	477,482	227,887
Central Depository Services India, Ltd.(a)	70,678	289,097
IFCI, Ltd.(a)	1,273,961	276,119
Karnataka Bank, Ltd. (The)	474,166	759,192
Lakshmi Vilas Bank, Ltd. (The)	369,806	559,985
Multi Commodity Exchange of India, Ltd.	72,557	774,178
Oriental Bank of Commerce(a)	260,752	287,906
Repco Home Finance, Ltd.	71,176	574,270
SREI Infrastructure Finance, Ltd.	316,292	286,909
Tourism Finance Corp. of India, Ltd.	106,429	225,471
Total		4,261,014
Health Care - 5.4%
Granules India, Ltd.	231,744	272,451
Marksans Pharma, Ltd.	374,822	144,152
Morepen Laboratories, Ltd.(a)	462,857	192,871
Suven Life Sciences, Ltd.	86,381	262,175
Unichem Laboratories, Ltd.	82,207	282,802
Total		1,154,451
Industrials - 14.0%
Future Enterprises, Ltd.	409,497	221,439
Gati, Ltd.	121,585	135,755
Gayatri Highways, Ltd.(a)	99,938	14,440
Gayatri Projects, Ltd.(a)	140,910	335,025
Hindustan Construction Co., Ltd.(a)	949,175	169,706
KEI Industries Ltd.	67,684	403,644
Mercator, Ltd.	355,280	103,449
Praj Industries, Ltd.	185,340	213,027
Reliance Naval and Engineering, Ltd.(a)	400,982	70,230
Shipping Corp. of India, Ltd.(a)	299,793	259,034
Sintex Plastics Technology, Ltd.(a)	744,458	460,159
Texmaco Rail & Engineering, Ltd.	189,718	189,676
Titagarh Wagons, Ltd.	102,909	141,788
Welspun Enterprises, Ltd.	114,373	280,361
Total		2,997,733

Issuer	Shares	Value ($)

Common Stocks (continued)
Information Technology - 13.9%
8K Miles Software Services, Ltd.	17,331	124,010
Firstsource Solutions, Ltd.(a)	470,394	484,023
HCL Infosystems, Ltd.(a)	355,294	182,794
Intellect Design Arena, Ltd.(a)	124,773	352,384
Just Dial, Ltd. (a)	58,345	472,661
KPIT Technologies, Ltd.	277,970	1,102,508
NIIT, Ltd.(a)	189,261	265,874
Total		2,984,254
Materials - 24.2%
Advanced Enzyme Technologies, Ltd.	134,484	425,348
Bhansali Engineering Polymers, Ltd.	127,832	267,549
Camlin Fine Sciences, Ltd.(a)	147,030	186,269
Deepak Nitrite, Ltd.(a)	119,834	426,498
GHCL, Ltd.	97,736	390,288
Jai Corp., Ltd.	87,165	184,342
Jindal Saw, Ltd.	214,049	248,211
JK Paper, Ltd.(a)	124,430	211,303
Kiri Industries, Ltd.(a)	27,470	194,192
Maithan Alloys, Ltd.	13,194	109,101
Meghmani Organics, Ltd.	457,778	548,211
Nilkamal, Ltd.	10,495	244,212
NOCIL, Ltd.	173,823	411,629
Phillips Carbon Black, Ltd.	140,593	448,465
Prakash Industries, Ltd.(a)	127,319	269,263
Tata Metaliks, Ltd.	22,279	214,628
Tata Sponge Iron, Ltd.	12,680	176,741
Thirumalai Chemicals, Ltd.	10,604	219,339
Total		5,175,589
Real Estate - 1.9%
Housing Development & Infrastructure, Ltd.(a)	478,701	144,976
Omaxe, Ltd.	78,942	252,617
Total		397,593
Telecommunication Services - 1.4%
Himachal Futuristic Communications, Ltd.(a)	695,179	293,738
Utilities - 2.3%
PTC India, Ltd.	441,908	488,573
Total Common Stocks (Cost: $26,008,329)		21,370,297

Money Market Fund - 0.1%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.719%(c)
(Cost: $27,782)	27,782	27,782
Total Investments in Securities
(Cost: $26,036,111)		21,398,079(d)
Other Assets & Liabilities, Net		(8,599)
Net Assets		21,389,480

Notes to Consolidated Portfolio of Investments

(a)                          Non-income producing security.

(b)                          Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of this security amounted to $309,828, which represents 1.45% of net assets.

(c)                          The rate shown is the seven-day current annualized yield at June 30, 2018.

(d)                          Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	1,810,419	—	—	1,810,419
Consumer Staples	1,524,073	—	—	1,524,073
Energy	282,860	—	—	282,860
Financials	4,261,014	—	—	4,261,014
Health Care	1,154,451	—	—	1,154,451
Industrials	2,997,733	—	—	2,997,733
Information Technology	2,984,254	—	—	2,984,254
Materials	5,175,589	—	—	5,175,589
Real Estate	397,593	—	—	397,593
Telecommunication Services	293,738	—	—	293,738
Utilities	488,573	—	—	488,573
Total Common Stocks	21,370,297	—	—	21,370,297
Money Market Fund	27,782	—	—	27,782
Total Investments in Securities	21,398,079	—	—	21,398,079

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period-end.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 3 ($)	Level 1 ($)	Level 3 ($)
10,167	—	—	10,167

Transfers between Level 1 and Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 1 and 2 during the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 17, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 17, 2018